UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03940
BNY Mellon Strategic Funds, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
11/30
Date of reporting period:
5/31/26
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Global Stock Fund
BNY Mellon International Stock Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Global Stock Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Class A – DGLAX
This semi-annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.27%*
*	Annualized.
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$411	48	10.48%
Portfolio Holdings (as of 5/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

United States
63.9%
Japan
5.1%
Netherlands
5.1%
Taiwan
4.6%
Hong Kong
4.0%
France
3.6%
Switzerland
3.0%
United Kingdom
2.7%
Canada
2.1%
Spain
2.0%
Italy
1.7%
Ireland
1.6%
Net Other Assets and Liabilities
0.6%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6159SA0526

BNY Mellon Global Stock Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Class C – DGLCX
This semi-annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$114	2.26%*
*	Annualized.
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$411	48	10.48%
Portfolio Holdings (as of 5/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6160SA0526

BNY Mellon Global Stock Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Class I – DGLRX
This semi-annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.95%*
*	Annualized.
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$411	48	10.48%
Portfolio Holdings (as of 5/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6161SA0526

BNY Mellon Global Stock Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Class Y – DGLYX
This semi-annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$48	0.94%*
*	Annualized.
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$411	48	10.48%
Portfolio Holdings (as of 5/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0012SA0526

BNY Mellon International Stock Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Class A – DISAX
This semi-annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.24%*
*	Annualized.
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$3,290	45	2.25%
Portfolio Holdings (as of 5/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

France
15.1%
Japan
14.4%
Netherlands
11.1%
Switzerland
10.4%
Germany
10.3%
United Kingdom
9.5%
Hong Kong
5.4%
Spain
4.4%
Taiwan
4.2%
Canada
2.3%
Sweden
2.1%
Ireland
2.1%
Italy
2.0%
Denmark
1.7%
Finland
1.4%
Net Other Assets and Liabilities
3.6%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6155SA0526

BNY Mellon International Stock Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Class C – DISCX
This semi-annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.01%*
*	Annualized.
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$3,290	45	2.25%
Portfolio Holdings (as of 5/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6156SA0526

BNY Mellon International Stock Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Class I – DISRX
This semi-annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.93%*
*	Annualized.
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$3,290	45	2.25%
Portfolio Holdings (as of 5/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6157SA0526

BNY Mellon International Stock Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Class Y – DISYX
This semi-annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.89%*
*	Annualized.
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$3,290	45	2.25%
Portfolio Holdings (as of 5/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0059SA0526

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Global Stock Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
May 31, 2026

Class	Ticker
A	DGLAX
C	DGLCX
I	DGLRX
Y	DGLYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Global Stock Fund
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7%
Canada — 2.1%
Alimentation Couche-Tard, Inc.	149,900	8,468,945
France — 3.6%
L’Oreal SA	18,400	8,210,196
LVMH Moet Hennessy Louis Vuitton SE	12,200	6,731,540
		14,941,736
Hong Kong — 4.0%
AIA Group Ltd.	1,557,800	16,349,456
Ireland — 1.6%
Experian PLC	184,700	6,399,964
Italy — 1.7%
Ferrari NV	19,800	6,817,561
Japan — 5.1%
Keyence Corp.	19,728	9,923,148
Shin-Etsu Chemical Co. Ltd.	228,300	11,120,782
		21,043,930
Netherlands — 5.1%
ASML Holding NV	10,000	16,152,307
Universal Music Group NV	206,200	4,689,978
		20,842,285
Spain — 2.0%
Industria de Diseno Textil SA	135,000	8,392,831
Switzerland — 3.0%
Lonza Group AG	12,700	8,141,797
Roche Holding AG(a)	10,200	4,303,197
		12,444,994
Taiwan — 4.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	45,090	18,867,911
United Kingdom — 2.7%
Compass Group PLC	346,900	11,159,773
United States — 63.2%
Adobe, Inc.(a)	28,340	7,346,011
Amazon.com, Inc.(a)	69,330	18,763,470
Amphenol Corp., Cl. A	96,450	14,347,902
Booking Holdings, Inc.	49,060	8,214,116
Cheniere Energy, Inc.	21,070	4,737,800
Cognizant Technology Solutions Corp., Cl. A	68,508	3,819,664
Copart, Inc.(a)	173,400	5,682,318
Costco Wholesale Corp.	6,510	6,225,643
Edwards Lifesciences Corp.(a)	111,800	9,667,346
EOG Resources, Inc.	33,700	4,494,906
Exxon Mobil Corp.	27,300	3,965,598
Fastenal Co.	163,800	7,239,960
Ferguson Enterprises, Inc.	33,100	7,479,607
Fortinet, Inc.(a)	102,600	14,155,722
IDEXX Laboratories, Inc.(a)	7,150	4,029,239
Intuit, Inc.	10,380	3,441,281
Intuitive Surgical, Inc.(a)	16,920	7,184,909
Linde PLC	20,720	10,312,137
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.7% (continued)
United States — 63.2% (continued)
Mastercard, Inc., Cl. A	22,920	11,322,022
Mettler-Toledo International, Inc.(a)	6,200	7,319,596
Microsoft Corp.	38,060	17,136,134
Moody’s Corp.	16,580	7,514,885
NVIDIA Corp.	38,340	8,095,108
Old Dominion Freight Line, Inc.	19,480	4,385,922
O’Reilly Automotive, Inc.(a)	95,400	8,288,352
ResMed, Inc.	50,370	9,599,011
Stryker Corp.	22,800	6,956,052
Texas Instruments, Inc.	33,200	10,148,576
The TJX Companies, Inc.	49,700	7,691,075
Visa, Inc., Cl. A	21,200	6,918,832
West Pharmaceutical Services, Inc.	22,500	7,263,225
Xylem, Inc.	54,200	5,937,068
		259,683,487
Total Equity Securities - Common Stocks (cost $208,059,225)		405,412,873

	1-Day Yield (%)
Investment Companies — .7%
Registered Investment Companies — .7%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $2,968,576)	3.68	2,968,576	2,968,576
Total Investments (cost $211,027,801)		99.4%	408,381,449
Cash and Receivables (Net)		.6%	2,616,787
Net Assets		100.0%	410,998,236

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 11/30/2025	Purchases ($)†	Sales ($)	Value ($) 5/31/2026	Dividends/ Distributions ($)
Registered Investment Companies - .7%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .7%	8,207,903	104,626,428	(109,865,755)	2,968,576	113,006

†	Includes reinvested dividends/distributions.
See notes to financial statements.
4

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	208,059,225	405,412,873
Affiliated issuers	2,968,576	2,968,576
Cash denominated in foreign currency	3	3
Receivable for investment securities sold		1,139,609
Tax reclaim receivable—Note 1(b)		1,022,764
Dividends receivable		681,696
Receivable for shares of Common Stock subscribed		191,769
Prepaid expenses		59,644
		411,476,934
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		331,561
Payable for shares of Common Stock redeemed		51,962
Directors’ fees and expenses payable		17,995
Other accrued expenses		77,180
		478,698
Net Assets ($)		410,998,236
Composition of Net Assets ($):
Paid-in capital		(15,859,299)
Total distributable earnings (loss)		426,857,535
Net Assets ($)		410,998,236

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	21,682,053	377,345	147,771,044	241,167,794
Shares Outstanding	1,308,592	26,616	8,611,770	14,112,156
Net Asset Value Per Share ($)	16.57	14.18	17.16	17.09
See notes to financial statements.
5

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $227,502 foreign taxes withheld at source):
Unaffiliated issuers	3,281,807
Affiliated issuers	113,006
Interest	12,480
Affiliated income net of rebates from securities lending—Note 1(c)	1,595
Total Income	3,408,888
Expenses:
Management fee—Note 3(a)	2,279,331
Professional fees	69,243
Shareholder servicing costs—Note 3(c)	63,193
Registration fees	42,359
Directors’ fees and expenses—Note 3(d)	37,092
Chief Compliance Officer fees—Note 3(c)	19,826
Prospectus and shareholders’ reports	14,017
Interest expense—Note 2	13,248
Custodian fees—Note 3(c)	11,634
Shareholder and regulatory reports service fees—Note 3(c)	10,000
Loan commitment fees—Note 2	7,235
Distribution plan fees—Note 3(b)	2,026
Miscellaneous	7,368
Total Expenses	2,576,572
Net Investment Income	832,316
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	141,903,374
Net realized gain (loss) on in-kind redemptions	87,191,378
Net Realized Gain (Loss)	229,094,752
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(215,754,591)
Net Realized and Unrealized Gain (Loss) on Investments	13,340,161
Net Increase in Net Assets Resulting from Operations	14,172,477
See notes to financial statements.
6

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025

Operations ($):
Net investment income	832,316	2,344,436
Net realized gain (loss) on investments	229,094,752	195,636,666
Net change in unrealized appreciation (depreciation) on investments	(215,754,591)	(182,759,761)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,172,477	15,221,341
Distributions ($):
Distributions to shareholders:
Class A	(6,742,139)	(3,295,229)
Class C	(233,062)	(225,234)
Class I	(113,364,990)	(57,784,531)
Class Y	(52,864,027)	(35,280,229)
Total Distributions	(173,204,218)	(96,585,223)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	650,417	2,647,909
Class C	29,876	39,565
Class I	16,639,154	22,185,105
Class Y	88,335,759	8,426,101
Distributions reinvested:
Class A	6,206,155	3,020,137
Class C	230,907	223,270
Class I	111,147,890	55,848,448
Class Y	40,978,440	28,476,347
Cost of shares redeemed:
Class A	(6,869,579)	(8,987,216)
Class C	(561,046)	(1,466,224)
Class I	(366,401,332)	(112,959,668)
Class Y	(61,703,714)	(140,889,776)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(171,317,073)	(143,436,002)
Total Increase (Decrease) in Net Assets	(330,348,814)	(224,799,884)
Net Assets ($):
Beginning of Period	741,347,050	966,146,934
End of Period	410,998,236	741,347,050
7

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025

Capital Share Transactions (Shares):
Class A
Shares sold	39,222	128,134
Shares issued for distributions reinvested	377,614	145,921
Shares redeemed	(417,875)	(434,699)
Net Increase (Decrease) in Shares Outstanding	(1,039)	(160,644)
Class C
Shares sold	2,196	2,155
Shares issued for distributions reinvested	16,227	11,849
Shares redeemed	(39,333)	(78,357)
Net Increase (Decrease) in Shares Outstanding	(20,910)	(64,353)
Class I(a)
Shares sold	945,882	1,041,398
Shares issued for distributions reinvested	6,517,057	2,631,742
Shares redeemed	(21,474,207)	(5,371,215)
Net Increase (Decrease) in Shares Outstanding	(14,011,268)	(1,698,075)
Class Y(a)
Shares sold	5,328,382	402,726
Shares issued for distributions reinvested	2,433,563	1,345,031
Shares redeemed	(3,583,123)	(6,875,251)
Net Increase (Decrease) in Shares Outstanding	4,178,822	(5,127,494)

(a)
During the period ended May 31, 2026, 23,995 Class Y shares representing $408,005 were exchanged for 23,898 Class I shares and during the period ended
November 30, 2025, 131,109 Class Y shares representing $2,821,744 were exchanged for 130,702 Class I shares.

See notes to financial statements.
8

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30,
Class A Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	21.29	23.03	22.86	22.86	28.41	25.74
Investment Operations:
Net investment income (loss)(a)	.00 (b)	(.00 )(b)	.02	.01	.02	.01
Net realized and unrealized gain (loss) on investments	.41	.54	3.76	2.24	(3.04)	4.09
Total from Investment Operations	.41	.54	3.78	2.25	(3.02)	4.10
Distributions:
Dividends from net investment income	(.00 )(b)	(.02 )	(.02 )	(.03 )	(.00 )(b)	(.08 )
Dividends from net realized gain on investments	(5.13)	(2.26)	(3.59)	(2.22)	(2.53)	(1.35)
Total Distributions	(5.13)	(2.28)	(3.61)	(2.25)	(2.53)	(1.43)
Net asset value, end of period	16.57	21.29	23.03	22.86	22.86	28.41
Total Return (%)(c)	2.74 (d)	2.83	18.98	10.82	(11.84)	16.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.27 (e)	1.23	1.22	1.22	1.22	1.20
Ratio of net expenses to average net assets	1.27 (e)	1.23 (f)	1.22 (f)	1.22 (f)	1.22 (f)	1.20
Ratio of net investment income (loss) to average net assets	.00 (e),(g)	(.01 )(f)	.11 (f)	.07 (f)	.09 (f)	.03
Portfolio Turnover Rate	10.48 (d),(h)	10.03	10.58	10.12	1.10	9.79
Net Assets, end of period ($ x 1,000)	21,682	27,883	33,862	34,765	34,704	45,402

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Exclusive of sales charge.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount inclusive of reduction in fees due to earnings credits.
(g)	Amount represents less than .01%.
(h)	Portfolio turnover rate does not include securities delivered from processing in-kind redemptions.
See notes to financial statements.
9

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30,
Class C Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	19.03	20.97	21.24	21.53	27.11	24.73
Investment Operations:
Net investment (loss)(a)	(.07 )	(.16 )	(.14 )	(.16 )	(.15 )	(.19 )
Net realized and unrealized gain (loss) on investments	.35	.48	3.46	2.09	(2.90)	3.92
Total from Investment Operations	.28	.32	3.32	1.93	(3.05)	3.73
Distributions:
Dividends from net realized gain on investments	(5.13)	(2.26)	(3.59)	(2.22)	(2.53)	(1.35)
Net asset value, end of period	14.18	19.03	20.97	21.24	21.53	27.11
Total Return (%)(b)	2.23 (c)	1.94	18.01	9.94	(12.59)	15.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.26 (d)	2.09	2.01	2.06	2.01	1.97
Ratio of net expenses to average net assets	2.26 (d)	2.09 (e)	2.01 (e)	2.06 (e)	2.01 (e)	1.97
Ratio of net investment (loss) to average net assets	(.99 )(d)	(.88 )(e)	(.69 )(e)	(.77 )(e)	(.69 )(e)	(.77 )
Portfolio Turnover Rate	10.48 (c),(f)	10.03	10.58	10.12	1.10	9.79
Net Assets, end of period ($ x 1,000)	377	904	2,347	2,208	2,281	4,401

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
(f)	Portfolio turnover rate does not include securities delivered from processing in-kind redemptions.
See notes to financial statements.
10

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	21.91	23.64	23.37	23.34	28.95	26.19
Investment Operations:
Net investment income(a)	.03	.06	.09	.09	.10	.09
Net realized and unrealized gain (loss) on investments	.42	.57	3.87	2.27	(3.10)	4.16
Total from Investment Operations	.45	.63	3.96	2.36	(3.00)	4.25
Distributions:
Dividends from net investment income	(.07 )	(.10 )	(.10 )	(.11 )	(.08 )	(.14 )
Dividends from net realized gain on investments	(5.13)	(2.26)	(3.59)	(2.22)	(2.53)	(1.35)
Total Distributions	(5.20)	(2.36)	(3.69)	(2.33)	(2.61)	(1.49)
Net asset value, end of period	17.16	21.91	23.64	23.37	23.34	28.95
Total Return (%)	2.88 (b)	3.15	19.35	11.19	(11.59)	17.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95 (c)	.92	.91	.91	.89	.93
Ratio of net expenses to average net assets	.95 (c)	.92 (d)	.91 (d)	.91 (d)	.89 (d)	.93
Ratio of net investment income to average net assets	.33 (c)	.29 (d)	.41 (d)	.39 (d)	.42 (d)	.31
Portfolio Turnover Rate	10.48 (b),(e)	10.03	10.58	10.12	1.10	9.79
Net Assets, end of period ($ x 1,000)	147,771	495,612	574,912	533,266	616,996	862,835

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	Portfolio turnover rate does not include securities delivered from processing in-kind redemptions.
See notes to financial statements.
11

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30,
Class Y Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	21.84	23.57	23.32	23.29	28.91	26.16
Investment Operations:
Net investment income(a)	.03	.07	.09	.09	.10	.08
Net realized and unrealized gain (loss) on investments	.43	.56	3.85	2.27	(3.10)	4.17
Total from Investment Operations	.46	.63	3.94	2.36	(3.00)	4.25
Distributions:
Dividends from net investment income	(.08 )	(.10 )	(.10 )	(.11 )	(.09 )	(.15 )
Dividends from net realized gain on investments	(5.13)	(2.26)	(3.59)	(2.22)	(2.53)	(1.35)
Total Distributions	(5.21)	(2.36)	(3.69)	(2.33)	(2.62)	(1.50)
Net asset value, end of period	17.09	21.84	23.57	23.32	23.29	28.91
Total Return (%)	2.91 (b)	3.18	19.38	11.17	(11.58)	17.11
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94 (c)	.90	.89	.90	.89	.89
Ratio of net expenses to average net assets	.94 (c)	.90 (d)	.89 (d)	.90 (d)	.89 (d)	.89
Ratio of net investment income to average net assets	.33 (c)	.31 (d)	.43 (d)	.40 (d)	.43 (d)	.29
Portfolio Turnover Rate	10.48 (b),(e)	10.03	10.58	10.12	1.10	9.79
Net Assets, end of period ($ x 1,000)	241,168	216,947	355,026	361,877	405,812	562,727

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	Portfolio turnover rate does not include securities delivered from processing in-kind redemptions.
See notes to financial statements.
12

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Global Stock Fund (the “fund”) is a separate diversified series of BNY Mellon Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term total return. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (250 million shares authorized) and Class Y (150 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear distribution and/or shareholder services plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no distribution or shareholder services plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Company are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Company’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
The following is a summary of the inputs used as of May 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	405,412,873	—	—	405,412,873
Investment Companies	2,968,576	—	—	2,968,576
	408,381,449	—	—	408,381,449

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
14

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of May 31, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2026, BNY earned $214 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of May 31, 2026, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from
15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended May 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended November 30, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2025 were as follows: ordinary income $5,512,400 and long-term capital gains $91,072,823. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) In-kind redemptions: The fund transferred securities and cash to shareholders in connection with an in-kind redemption transaction. For financial reporting purposes, these transactions were treated as sales of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the redemption. For the period ended May 31, 2026, the fund had in-kind redemptions of $147,495,369. For tax purposes, no gains or losses were recognized. Net gains and losses resulting from such in-kind redemptions are shown in the Statement of Operations.
(i) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended May 31, 2026, the fund was charged $13,248 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended May 31, 2026 was approximately $576,923 with a related weighted average annualized interest rate of 4.61%. As of May 31, 2026, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.
16

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .41% of the value of the fund’s average daily net assets.
During the period ended May 31, 2026, the Distributor retained $206 from commissions earned on sales of the fund’s Class A shares, $195 and $92 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more service agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to service agents and the basis on which such payments are made. During the period ended May 31, 2026, Class C shares were charged $2,026 pursuant to the Distribution Plan.
(c) Under the shareholder services plan (the “Shareholder Services Plan”), Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended May 31, 2026, Class A and Class C shares were charged $30,618 and $675, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2026, the fund was charged $4,216 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2026, the fund was charged $11,634 pursuant to the custody agreement.
During the period ended May 31, 2026, the fund was charged $19,826 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended May 31, 2026, the Custodian was compensated $10,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $296,510, Distribution Plan fees of $243, Shareholder Services Plan fees of $4,866, Custodian fees of $12,000, Chief Compliance Officer fees of $3,920, Transfer Agent fees of $2,355 and shareholder and regulatory reports service fees of $11,667.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, during the period ended May 31, 2026, amounted to $56,739,764 and $251,758,533, respectively.
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and including in-kind redemptions, during the period ended May 31, 2026, amounted to $56,739,764 and $397,293,715, respectively.
17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
At May 31, 2026, accumulated net unrealized appreciation on investments was $197,353,648, consisting of $209,786,302 gross unrealized appreciation and $12,432,654 gross unrealized depreciation.
At May 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
18

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
19

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
20

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $56,918.
21

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
22

© 2026 BNY Mellon Securities Corporation
Code-6159NCSRSA0526

BNY Mellon International Stock Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
May 31, 2026

Class	Ticker
A	DISAX
C	DISCX
I	DISRX
Y	DISYX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon International Stock Fund
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.1%
Australia — .7%
Cochlear Ltd.	319,400	23,071,659
Canada — 2.3%
Alimentation Couche-Tard, Inc.	1,361,100	76,898,472
Denmark — 1.7%
Coloplast A/S, Cl. B	882,200	54,492,569
Finland — 1.4%
Kone OYJ, Cl. B	800,400	47,855,647
France — 15.1%
Air Liquide SA	359,500	74,672,648
Dassault Systemes SE	2,641,000	57,928,095
Hermes International SCA	34,100	64,434,269
L’Oreal SA	171,500	76,524,384
LVMH Moet Hennessy Louis Vuitton SE	117,500	64,832,449
Schneider Electric SE	191,100	60,171,596
TotalEnergies SE	1,119,200	98,142,594
		496,706,035
Germany — 10.3%
adidas AG	268,800	52,233,817
Infineon Technologies AG	1,383,900	130,926,218
Merck KGaA	512,500	78,219,514
SAP SE	425,000	76,965,487
		338,345,036
Hong Kong — 5.4%
AIA Group Ltd.	12,883,900	135,219,382
Jardine Matheson Holdings Ltd.	623,500	41,387,930
		176,607,312
Ireland — 2.1%
Experian PLC	1,992,800	69,051,698
Italy — 2.0%
Ferrari NV	196,400	67,624,699
Japan — 14.4%
Capcom Co. Ltd.	874,100	16,552,824
Daikin Industries Ltd.	455,000	66,522,306
Hoya Corp.	435,700	74,082,542
Keyence Corp.	194,680	97,923,679
Nomura Research Institute Ltd.	1,678,700	52,933,359
Shin-Etsu Chemical Co. Ltd.	1,879,200	91,538,214
Terumo Corp.	4,828,000	72,784,529
		472,337,453
Netherlands — 11.1%
ASM International NV	123,500	129,414,879
ASML Holding NV	85,300	137,779,181
Universal Music Group NV	2,870,600	65,291,223
Wolters Kluwer NV	445,300	31,693,661
		364,178,944

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.1% (continued)
Spain — 4.4%
Amadeus IT Group SA	1,034,900	66,077,057
Industria de Diseno Textil SA	1,270,300	78,973,433
		145,050,490
Sweden — 2.1%
Atlas Copco AB, Cl. B	4,077,400	69,332,272
Switzerland — 10.4%
ABB Ltd.	457,600	49,022,499
Alcon AG	976,700	65,192,582
Lonza Group AG	125,300	80,328,128
Roche Holding AG(a)	162,700	68,640,202
SGS SA	700,900	79,810,380
		342,993,791
Taiwan — 4.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	332,940	139,318,743
United Kingdom — 9.5%
Compass Group PLC	3,101,100	99,762,387
Halma PLC	1,159,000	73,077,841
National Grid PLC(b)	4,568,300	73,548,709
The Sage Group PLC	5,736,300	65,076,034
		311,464,971
Total Equity Securities - Common Stocks (cost $1,937,366,105)		3,195,329,791

	1-Day Yield (%)
Investment Companies — .0%
Registered Investment Companies — .0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $89,491)	3.68	89,491	89,491
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $1,769,621)	3.68	1,769,621	1,769,621
Total Investments (cost $1,939,225,217)		97.2%	3,197,188,903
Cash and Receivables (Net)		2.8%	92,484,492
Net Assets		100.0%	3,289,673,395

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At May 31, 2026, the value of the fund’s securities on loan was $75,605,700 and the value of the collateral was
$81,226,384, consisting of cash collateral of $1,769,621 and U.S. Government & Agency securities valued at $79,456,763.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 11/30/2025	Purchases ($)†	Sales ($)	Value ($) 5/31/2026	Dividends/ Distributions ($)
Registered Investment Companies - .0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	50,768,255	637,969,300	(688,648,064)	89,491	537,585
Investment of Cash Collateral for Securities Loaned - .1%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .1%	-	1,775,914	(6,293)	1,769,621	2,036††
Total - .1%	50,768,255	639,745,214	(688,654,357)	1,859,112	539,621

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $75,605,700)—Note 1(c):
Unaffiliated issuers	1,937,366,105	3,195,329,791
Affiliated issuers	1,859,112	1,859,112
Cash denominated in foreign currency	1,148,022	1,147,572
Receivable for investment securities sold		102,884,619
Tax reclaim receivable—Note 1(b)		20,087,809
Dividends and securities lending income receivable		8,595,189
Receivable for shares of Common Stock subscribed		383,140
Prepaid expenses		70,504
		3,330,357,736
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		2,610,392
Payable for shares of Common Stock redeemed		33,998,026
Note payable—Note 2		1,900,000
Liability for securities on loan—Note 1(c)		1,769,621
Directors’ fees and expenses payable		134,957
Interest payable—Note 2		3,388
Other accrued expenses		267,957
		40,684,341
Net Assets ($)		3,289,673,395
Composition of Net Assets ($):
Paid-in capital		1,344,204,164
Total distributable earnings (loss)		1,945,469,231
Net Assets ($)		3,289,673,395

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	47,508,007	4,110,996	1,766,412,160	1,471,642,232
Shares Outstanding	2,067,470	185,233	76,300,498	64,530,270
Net Asset Value Per Share ($)	22.98	22.19	23.15	22.81
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $5,581,989 foreign taxes withheld at source):
Unaffiliated issuers	45,260,215
Affiliated issuers	537,585
Interest	96,122
Affiliated income net of rebates from securities lending—Note 1(c)	2,036
Total Income	45,895,958
Expenses:
Management fee—Note 3(a)	16,324,406
Shareholder servicing costs—Note 3(c)	521,167
Directors’ fees and expenses—Note 3(d)	267,113
Custodian fees—Note 3(c)	145,191
Prospectus and shareholders’ reports	94,069
Professional fees	74,131
Interest expense—Note 2	68,167
Registration fees	43,782
Loan commitment fees—Note 2	37,578
Chief Compliance Officer fees—Note 3(c)	19,990
Distribution plan fees—Note 3(b)	15,611
Shareholder and regulatory reports service fees—Note 3(c)	10,000
Miscellaneous	85,684
Total Expenses	17,706,889
Net Investment Income	28,189,069
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	638,778,685
Net realized gain (loss) on in-kind redemptions	21,177,240
Net Realized Gain (Loss)	659,955,925
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(422,783,008)
Net Realized and Unrealized Gain (Loss) on Investments	237,172,917
Net Increase in Net Assets Resulting from Operations	265,361,986
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025

Operations ($):
Net investment income	28,189,069	49,312,808
Net realized gain (loss) on investments	659,955,925	476,700,644
Net change in unrealized appreciation (depreciation) on investments	(422,783,008)	(430,213,040)
Net Increase (Decrease) in Net Assets Resulting from Operations	265,361,986	95,800,412
Distributions ($):
Distributions to shareholders:
Class A	(4,604,927)	(1,944,382)
Class C	(402,947)	(208,386)
Class I	(243,173,271)	(125,502,190)
Class Y	(186,202,275)	(96,038,475)
Total Distributions	(434,383,420)	(223,693,433)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	4,515,147	11,048,119
Class C	166,418	526,843
Class I	166,064,701	448,215,284
Class Y	51,288,963	248,261,788
Distributions reinvested:
Class A	3,863,083	1,637,357
Class C	402,947	208,386
Class I	229,534,700	120,241,143
Class Y	108,169,853	53,398,371
Cost of shares redeemed:
Class A	(9,154,496)	(18,767,172)
Class C	(1,057,746)	(2,823,568)
Class I	(1,096,231,019)	(1,295,968,451)
Class Y	(529,770,646)	(847,059,336)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(1,072,208,095)	(1,281,081,236)
Total Increase (Decrease) in Net Assets	(1,241,229,529)	(1,408,974,257)
Net Assets ($):
Beginning of Period	4,530,902,924	5,939,877,181
End of Period	3,289,673,395	4,530,902,924

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025

Capital Share Transactions (Shares):
Class A(a)
Shares sold	205,145	472,887
Shares issued for distributions reinvested	179,788	70,312
Shares redeemed	(413,923)	(801,303)
Net Increase (Decrease) in Shares Outstanding	(28,990)	(258,104)
Class C(a)
Shares sold	7,698	23,254
Shares issued for distributions reinvested	19,350	9,217
Shares redeemed	(49,197)	(124,517)
Net Increase (Decrease) in Shares Outstanding	(22,149)	(92,046)
Class I(b)
Shares sold	7,467,651	19,130,753
Shares issued for distributions reinvested	10,613,517	5,133,297
Shares redeemed	(49,796,120)	(55,173,117)
Net Increase (Decrease) in Shares Outstanding	(31,714,952)	(30,909,067)
Class Y(b)
Shares sold	2,333,114	10,625,530
Shares issued for distributions reinvested	5,080,467	2,309,970
Shares redeemed	(24,175,570)	(36,603,280)
Net Increase (Decrease) in Shares Outstanding	(16,761,989)	(23,667,780)

(a)	During the period ended November 30, 2025, 25 Class C shares representing $579 were automatically converted to 25 Class A shares.
(b)
During the period ended May 31, 2026, 1,307,978 Class Y shares representing $28,371,684 were exchanged for 1,288,593 Class I shares and during the period ended November 30, 2025, 911,808 Class Y shares representing $21,220,310 were exchanged for 899,842 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30,
Class A Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	23.58	24.03	22.88	21.31	25.66	24.09
Investment Operations:
Net investment income(a)	.13	.14	.12	.14	.10	.05
Net realized and unrealized gain (loss) on investments	1.52	.25	1.46	1.88	(4.31)	2.21
Total from Investment Operations	1.65	.39	1.58	2.02	(4.21)	2.26
Distributions:
Dividends from net investment income	(.20 )	(.13 )	(.12 )	(.12 )	(.05 )	(.08 )
Dividends from net realized gain on investments	(2.05)	(.71 )	(.31 )	(.33 )	(.09 )	(.61 )
Total Distributions	(2.25)	(.84 )	(.43 )	(.45 )	(.14 )	(.69 )
Net asset value, end of period	22.98	23.58	24.03	22.88	21.31	25.66
Total Return (%)(b)	7.66 (c)	1.66	7.00	9.59	(16.50)	9.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.24 (d)	1.23	1.24	1.23	1.29	1.27
Ratio of net expenses to average net assets	1.24 (d)	1.23 (e)	1.24 (e)	1.23 (e)	1.29 (e)	1.27
Ratio of net investment income to average net assets	1.14 (d)	.61 (e)	.50 (e)	.62 (e)	.45 (e)	.20
Portfolio Turnover Rate	2.25 (c),(f)	8.62	12.30	7.37	6.98	8.72
Net Assets, end of period ($ x 1,000)	47,508	49,438	56,575	53,400	55,110	74,707

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
(f)	Portfolio turnover rate does not include securities delivered from processing in-kind redemptions.
See notes to financial statements.

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30,
Class C Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	22.74	23.24	22.19	20.71	25.07	23.63
Investment Operations:
Net investment income (loss)(a)	.04	(.03 )	(.05 )	(.04 )	(.05 )	(.12 )
Net realized and unrealized gain (loss) on investments	1.46	.24	1.41	1.85	(4.22)	2.17
Total from Investment Operations	1.50	.21	1.36	1.81	(4.27)	2.05
Distributions:
Dividends from net realized gain on investments	(2.05)	(.71 )	(.31 )	(.33 )	(.09 )	(.61 )
Net asset value, end of period	22.19	22.74	23.24	22.19	20.71	25.07
Total Return (%)(b)	7.20 (c)	.93	6.17	8.83	(17.10)	8.85
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.01 (d)	1.99	1.97	1.98	1.98	1.97
Ratio of net expenses to average net assets	2.01 (d)	1.99 (e)	1.97 (e)	1.98 (e)	1.98 (e)	1.97
Ratio of net investment income (loss) to average net assets	.38 (d)	(.15 )(e)	(.21 )(e)	(.18 )(e)	(.24 )(e)	(.47 )
Portfolio Turnover Rate	2.25 (c),(f)	8.62	12.30	7.37	6.98	8.72
Net Assets, end of period ($ x 1,000)	4,111	4,715	6,959	8,255	5,903	11,190

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
(f)	Portfolio turnover rate does not include securities delivered from processing in-kind redemptions.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	23.78	24.22	23.07	21.50	25.88	24.27
Investment Operations:
Net investment income(a)	.16	.22	.20	.20	.18	.14
Net realized and unrealized gain (loss) on investments	1.53	.25	1.46	1.90	(4.33)	2.23
Total from Investment Operations	1.69	.47	1.66	2.10	(4.15)	2.37
Distributions:
Dividends from net investment income	(.27 )	(.20 )	(.20 )	(.20 )	(.14 )	(.15 )
Dividends from net realized gain on investments	(2.05)	(.71 )	(.31 )	(.33 )	(.09 )	(.61 )
Total Distributions	(2.32)	(.91 )	(.51 )	(.53 )	(.23 )	(.76 )
Net asset value, end of period	23.15	23.78	24.22	23.07	21.50	25.88
Total Return (%)	7.81 (b)	2.01	7.29	9.95	(16.20)	10.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93 (c)	.93	.93	.93	.92	.91
Ratio of net expenses to average net assets	.93 (c)	.93 (d)	.93 (d)	.93 (d)	.92 (d)	.91
Ratio of net investment income to average net assets	1.45 (c)	.92 (d)	.82 (d)	.90 (d)	.81 (d)	.56
Portfolio Turnover Rate	2.25 (b),(e)	8.62	12.30	7.37	6.98	8.72
Net Assets, end of period ($ x 1,000)	1,766,412	2,568,650	3,365,411	3,345,179	2,925,622	3,847,708

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	Portfolio turnover rate does not include securities delivered from processing in-kind redemptions.
See notes to financial statements.

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30,
Class Y Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	23.47	23.92	22.79	21.24	25.57	23.99
Investment Operations:
Net investment income(a)	.16	.22	.21	.21	.19	.15
Net realized and unrealized gain (loss) on investments	1.51	.25	1.44	1.88	(4.28)	2.19
Total from Investment Operations	1.67	.47	1.65	2.09	(4.09)	2.34
Distributions:
Dividends from net investment income	(.28 )	(.21 )	(.21 )	(.21 )	(.15 )	(.15 )
Dividends from net realized gain on investments	(2.05)	(.71 )	(.31 )	(.33 )	(.09 )	(.61 )
Total Distributions	(2.33)	(.92 )	(.52 )	(.54 )	(.24 )	(.76 )
Net asset value, end of period	22.81	23.47	23.92	22.79	21.24	25.57
Total Return (%)	7.81 (b)	2.04	7.33	10.02	(16.17)	10.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.89 (c)	.88	.89	.89	.89	.88
Ratio of net expenses to average net assets	.89 (c)	.88 (d)	.89 (d)	.89 (d)	.89 (d)	.88
Ratio of net investment income to average net assets	1.50 (c)	.96 (d)	.85 (d)	.95 (d)	.85 (d)	.59
Portfolio Turnover Rate	2.25 (b),(e)	8.62	12.30	7.37	6.98	8.72
Net Assets, end of period ($ x 1,000)	1,471,642	1,908,099	2,510,932	2,277,044	2,325,263	3,069,335

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	Portfolio turnover rate does not include securities delivered from processing in-kind redemptions.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon International Stock Fund (the “fund”) is a separate diversified series of BNY Mellon Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term total return. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (250 million shares authorized) and Class Y (250 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear distribution and/or shareholder services plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no distribution or shareholder services plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Company are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Company’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
The following is a summary of the inputs used as of May 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	3,195,329,791	—	—	3,195,329,791
Investment Companies	1,859,112	—	—	1,859,112
	3,197,188,903	—	—	3,197,188,903

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of May 31, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2026, BNY earned $459 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of May 31, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	75,605,700
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(75,605,700)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended May 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended November 30, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2025 were as follows: ordinary income $50,160,307 and long-term capital gains $173,533,126. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) In-kind redemptions: The fund transferred securities and cash to shareholders in connection with an in-kind redemption transaction. For financial reporting purposes, these transactions were treated as sales of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the redemption. For the period ended May 31, 2026, the fund had in-kind redemptions of $45,131,476. For tax purposes, no gains or losses were recognized. Net gains and losses resulting from such in-kind redemptions are shown in the Statement of Operations.
(i) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended May 31, 2026, the fund was charged $68,167 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended May 31, 2026 was approximately $2,938,462 with a related weighted average annualized interest rate of 4.65%. As of May 31, 2026, the fund has $1,900,000 outstanding loan balance from Citibank Credit Facility and no outstanding loan balance from the BNY Credit Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .41% of the value of the fund’s average daily net assets.
During the period ended May 31, 2026, the Distributor retained $1,102 from commissions earned on sales of the fund’s Class A shares and $110 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more service agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to service agents and the basis on which such payments are made. During the period ended May 31, 2026, Class C shares were charged $15,611 pursuant to the Distribution Plan.
(c) Under the shareholder services plan (the “Shareholder Services Plan”), Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended May 31, 2026, Class A and Class C shares were charged $58,499 and $5,204, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2026, the fund was charged $10,254 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2026, the fund was charged $145,191 pursuant to the custody agreement.
During the period ended May 31, 2026, the fund was charged $19,990 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended May 31, 2026, the Custodian was compensated $10,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $2,413,641, Distribution Plan fees of $2,607, Shareholder Services Plan fees of $10,790, Custodian fees of $162,000, Chief Compliance Officer fees of $4,062, Transfer Agent fees of $5,625 and shareholder and regulatory reports service fees of $11,667.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, during the period ended May 31, 2026, amounted to $85,399,224 and $1,551,058,161, respectively.
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and including in-kind redemptions, during the period ended May 31, 2026, amounted to $85,399,224 and $1,595,340,815, respectively.
At May 31, 2026, accumulated net unrealized appreciation on investments was $1,257,963,686, consisting of $1,395,725,838 gross unrealized appreciation and $137,762,152 gross unrealized depreciation.
At May 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $287,103.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2026 BNY Mellon Securities Corporation
Code-6155NCSRSA0526

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Strategic Funds, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: July 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: July 23, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: July 22, 2026

EXHIBIT INDEX

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)